INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 4,762	$ 2,346
Work in progress	1,952	1,378
Finished products	7,149	5,872
Total inventory	$ 13,863	$ 9,596